Federated Investors
World-Class Investment Manager

Federated International Bond Fund

(formerly, Federated International Income Fund)

A Portfolio of Federated International Series, Inc.

10TH ANNUAL REPORT

November 30, 2000

Established 1991

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated
International Bond Fund

President's Message

Dear Shareholder:

Federated International Bond Fund (formerly, Federated International Income Fund) was established in 1991, and I am pleased to present its 10th Annual Report. This bond fund is designed for income investors who want to invest a portion of their wealth outside of the United States. As of November 30, 2000, the fund's net assets of over $83.3 million were broadly diversified in over 30 high-quality bond issues of 21 countries.1 Government bonds owned by the fund are issued by Germany, France, Austria and Australia, just to name a few. The fund's average quality rating is AA+, Aa1, and the fund's effective maturity is 6.36 years. This international bond fund can easily complement other international investments or domestic bond funds by emphasizing its high quality and diversification. The bonds selected have generous yields but are subject to price volatility and currency fluctuations.

This report covers the 12-month reporting period from December 1, 1999 through November 30, 2000. It begins with an interview with Robert M. Kowit, Vice President, who co-manages the fund with Micheal W. Casey, Vice President, both of Federated Global Investment Management Corp. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international bond holdings, and third is the publication of the fund's financial statements.

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

During the reporting period, the fund's international bond holdings were impacted by the European Central Bank's increase in short-term rates, and the ongoing strength of the U.S. dollar. Individual share class total return performance for the 12-month reporting period, including income and return of capital distributions, follows.2

	Total Return	Income	Return of Capital	Net Asset Value Change
Class A Shares	(9.15%)	$0.020	$0.160	$9.68 to $8.63 = (10.85%)
Class B Shares	(9.84%)	$0.014	$0.129	$9.66 to $8.58 = (11.18%)
Class C Shares	(9.91%)	$0.015	$0.131	$9.67 to $8.58 = (11.27%)

Federated International Bond Fund gives you the opportunity to increase your international exposure. The fund offers the opportunity to profit from gains in foreign currencies versus the U.S. dollar, as well as long-term capital appreciation of the bonds themselves.

We also recommend adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account and reinvesting your dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

Thank you for joining the growing number of shareholders who have diversified their fixed-income assets internationally through this fund. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (13.27%), (14.73%), and (10.79%), respectively.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Robert M. Kowit

Vice President

Federated Global
Investment Management Corp.

Micheal W. Casey

Vice President

Federated Global
Investment
Management Corp.

Investment review

What are your comments on the high-quality international bond market?

Developed bond markets have suffered from the extremely strong U.S. dollar for the past several years. As the U.S. economy slows down and U.S. asset prices correct, the dollar has recently started to reverse this trend. Non-dollar denominated bonds should present an attractive opportunity for U.S. investors.

In this environment, how did Federated International Bond Fund perform from a total return perspective?

Total returns for the fund, based on net asset value were: Class A Shares, (9.15%); Class B Shares, (9.84%); and Class C Shares, (9.91%).1 These returns were less than the (2.24%) total return of the average international income fund as tracked by Lipper Analytical Services, Inc.2 The reason for this disparity is that the typical fund in the Lipper universe is either invested in dollar-denominated bonds or hedged into U.S. dollars. We do not hedge the fund's portfolio, and the fund owns bonds priced in local currencies.

1 Performance quoted is based on net asset value and represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C shares were (13.27%), (14.73%), and (10.79%), respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

What was the total income paid per share during the 12-month reporting period?

The fund's income dividends totaled $0.180 per share for Class A Shares, $0.143 for Class B Shares, and $0.146 per share for Class C Shares. From a yield perspective, the fund's 30-day SEC yield as of November 30, 2000, was 2.97% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares.

On September 18, 2000, the fund changed its name from Federated International Income Fund to Federated International Bond Fund. What was the reason for this name change?

High current income was no longer an appropriate objective since all developed bond markets had lower yields than U.S. markets.

How were the fund's high-quality bond holdings diversified among countries?

As of November 30, 2000, the fund's credit exposure was diversified across issuers in 20 countries as follows:

Country	Percentage of Net Assets
United States	14.39%

United Kingdom	11.79%

Germany	10.50%
Spain	6.79%

Netherlands	6.08%

Japan	4.97%

Italy	4.33%

Poland	3.94%

Belgium	3.92%

Norway	3.92%

Denmark	3.74%

France	3.43%

Finland	3.09%

Australia	3.05%

Canada	2.76%

Hong Kong	2.53%

Hungary	2.32%

Austria	1.78%

Ireland	1.58%

Portugal	0.99%

What were the fund's top five holdings as of November 30, 2000?

Country/Coupon/Maturity	Percentage of Net Asset
United Kingdom Government, Bond, 5.75%, due 12/7/2009	7.71%
Japanese Government, Bond, 1.20%, due 12/20/2005	4.97%
International Business Machine Corp., Note, 0.90% due 4/14/2003	4.35%
Italian Government, Bond, Sr. Unsub., 0.375% due 5/12/2002	4.33%
Toyota Motor Credit Corp., Sr. Unsub., 0.625% due 5/23/2003	4.33%
TOTAL	25.69%

As we turn the corner into 2001, what is your outlook for high-quality international bonds?

Developed market debt should do very well in 2001, as the U.S. dollar gradually weakens against most major currencies. A combination of weaker growth in the United States and lower asset prices will help push the dollar valuation lower.

In addition, the record current account deficit run up by the United States over the last few years will have to be rebalanced in part by a weaker dollar. For example, the U.S. dollar has appreciated at an annualized rate of 6.81% a year for the last five years against the Deutsche mark. Even a partial reversal of this trend will lead to attractive total returns for investors in developed market debt.

Last Meeting of Shareholders

A Special Meeting of Corporation shareholders was held on September 18, 2000. On June 6, 2000, the record date for shareholders voting at the meeting, there were 9,718,485 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Approved changing the Fund's fundamental investment objective from seeking a high level of current income in U.S. dollars consistent with prudent investment risk, and secondarily, capital appreciation, to obtaining a total return on its assets.

For	Against	Abstentions and Broker Non-Votes
6,596,665	183,802	32,401

Federated International Bond Fund--
Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class A Shares) (the "Fund") from June 4, 1991 (start of performance) to November 30, 2000 compared to the JP Morgan Global Government Bond Non-U.S. Index (JPMGXUS).2

Average Annual Total Return[3] for the Period Ended 11/30/2000
1 Year	(13.27%	)

5 Years	(1.23%	)

Start of Performance (6/4/1991)	4.52%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investment cannot be made in an index. The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges.

Federated International Bond Fund--
Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 2000 compared to the JP Morgan Global Government Bond Non-U.S. Index (JPMGXUS).2

Average Annual Total Return[3] for the Period Ended 11/30/2000
1 Year	(14.73%	)

5 Years	(1.36%	)

Start of Performance (9/28/1994)	1.86%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of income earned on securities in the index.

2 The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investment cannot be made in an index. The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Federated International Bond Fund--
Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class C Shares) (the "Fund") from April 1, 1993 (start of performance) to November 30, 2000 compared to the JP Morgan Global Government Bond Non-U.S. Index (JPMGXUS).2

Average Annual Total Return[3] for the Period Ended 11/30/2000
1 Year	(10.79%	)

5 Years	(1.07%	)

Start of Performance (4/1/1993)	3.35%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investment cannot be made in an index. The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2000

Foreign Currency Par Amount			Credit Rating	[1]	Value in U.S. Dollars
		BONDS--95.3%
		AUSTRALIAN DOLLAR--0.3%
		State/Provincial--0.3%
500,000	[2]	New South Wales Treasury, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$267,346

		BRITISH POUND--7.7%
		Sovereign--7.7%
4,250,000		United Kingdom Government, Bond, 5.75%, 12/7/2009	AAA/Aaa		6,423,121

		CANADIAN DOLLAR--2.8%
		Sovereign--2.8%
3,600,000		Canadian Government, Bond, 5.00%, 9/1/2004	Aa1		2,301,163

		DANISH KRONE--3.7%
		Sovereign--3.7%
10,000,000		Kingdom of Denmark, Bond, 5.00%, 8/15/2005	AAA/Aaa		1,154,232
8,000,000		Kingdom of Denmark, Note, 4.00%, 3/15/2002	Aaa		918,721
9,000,000		Kingdom of Denmark, Note, 5.00%, 11/15/2003	AAA/Aaa		1,041,643

		TOTAL			3,114,596

		EUROPEAN CURRENCY UNIT (ECU)--38.8%
		Banking--4.0%
3,800,000		Wuerttembergische Hypothekenbank AG, Series 1003, 5.75%, 10/19/2010	AAA/Aaa		3,317,367

		Sovereign--30.7%
1,650,000		Austria Government of, Bond, 5.875%, 7/15/2006	AAA/Aaa		1,480,037
4,200,000		Belgium Government of, Bond, 3.75%, 3/28/2009	AA+/Aa1		3,267,731
3,200,000		Deutschland Republic, Bond, 4.00%, 7/4/2009	AAA/Aaa		2,585,704
3,000,000		Finland Government of, Bond, 5.00%, 4/25/2009	AAA/Aaa		2,571,747
3,100,000		French Government, O.A.T., 6.00%, 10/25/2025	AAA/Aaa		2,854,810
1,269,738		Irish Government, Deb., 9.00%, 9/1/2006	NR/Aaa		1,313,564
2,000,000		Netherlands Government, Bond, 5.50%, 1/15/2028	AAA/Aaa		1,738,156
3,700,000		Netherlands Government, Bond, 6.50%, 4/15/2003	AAA/Aaa		3,322,090
1,000,000		Portuguese Government, Bond, 3.625%, 8/19/2004	AA/Aa2		827,250
1,248,000		Spanish Government, Bond, 3.00%, 1/31/2003	NR/Aa2		1,040,432
3,600,000		Spanish Government, Bond, 4.50%, 7/30/2004	AA+/Aa2		3,066,947
1,682,833		Spanish Government, Bond, 6.15%, 1/31/2013	NR/Aa2		1,551,391

		TOTAL			25,619,859

Foreign Currency Par Amount			Credit Rating	[1]	Value in U.S. Dollars
		BONDS--continued
		EUROPEAN CURRENCY UNIT (ECU)--continued
		Utilities--4.1%
4,400,000		North West Water Finance PLC, Company Guarantee, Series E, 4.875%, 3/18/2009	A-/A2		3,395,252

		TOTAL EUROPEAN CURRENCY UNIT			32,332,478

		HONG KONG DOLLAR--2.5%
		Sovereign--2.5%
16,000,000		Hong Kong Government, Note, 7.31%, 6/21/2010	NR		2,108,553

		HUNGARIAN FORINT--2.3%
		Sovereign--2.3%
600,000,000		Hungarian Government, Bond, 9.50%, 1/12/2002	A		1,931,030

		JAPANESE YEN--33.2%
		Banking--7.2%
100,000,000		KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa		922,245
315,000,000		Landwirtschaftliche Rentenbank, Unsub., Series E, 0.375%, 5/7/2002	AAA/Aaa		2,835,582
250,000,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsub., 0.875%, 9/22/2003	AA-/Aa3		2,269,459

		TOTAL			6,027,286

		Finance--3.0%
270,000,000		AIG SunAmerica Institutional Funding II, Series EMTN, 1.20%, 1/26/2005	AAA/Aaa		2,460,901

		Finance - Automotive--4.3%
400,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.625%, 5/23/2003	AAA/Aa1		3,601,500

		Financial Intermediaries--3.9%
350,000,000		Eksportfinans, Sr. Note, 2.65%, 7/10/2002	AAA/Aaa		3,262,275

		Sovereign--10.4%
100,000,000		Inter-American Development Bank, Deb., 6.75%, 2/20/2001	AAA/Aaa		913,536
397,000,000		Italian Government, Bond, Sr. Unsub., 0.375%, 5/12/2002	AA Aa3		3,604,119
455,000,000		Japanese Government, Bond, 1.20%, 12/20/2005	Aa2		4,140,797

		TOTAL			8,658,452

Foreign Currency Par Amount or Shares			Credit Rating	[1]	Value in U.S. Dollars
		BONDS--continued
		JAPANESE YEN--continued
		Technology Services--4.4%
400,000,000		International Business Machines Corp., Note, 0.90%, 4/14/2003	A+/A1		3,618,661

		TOTAL JAPANESE YEN			27,629,075

		POLISH ZLOTY--4.0%
		Sovereign--4.0%
6,500,000		Poland Government of, Bond, 10.00%, 10/12/2004	A+		1,225,139
10,000,000		Poland Government of, Bond, 12.00%, 6/12/2002	A-/A2		2,059,479

		TOTAL			3,284,618

		TOTAL BONDS (IDENTIFIED COST $83,167,733)			79,391,980

		MUTUAL FUND--0.6%
461,785		Prime Value Obligations Fund, Class IS (at net asset value)			461,785

		TOTAL INVESTMENTS (IDENTIFIED COST $83,629,518)[3]			$79,853,765

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2000, these securities amounted to $267,346 which represents 0.3% of net assets.

3 The cost of investments for federal tax purposes amounts to $83,629,518. The net unrealized depreciation of investments on a federal tax basis amounts to $3,775,753 which is comprised of $740,122 appreciation and $4,515,875 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($83,264,479) at November 30, 2000.

The following acronym is used throughout this portfolio:

EMTN	--European Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000

Assets:
Total investments in securities, at value (identified cost $83,629,518)		$79,853,765
Cash denominated in foreign currencies (at identified cost $419,435)		429,041
Income receivable		1,506,686
Receivable for investments sold		8,150,018
Receivable for shares sold		1,110,911

TOTAL ASSETS		91,050,421

Liabilities:
Payable for investments purchased	$7,444,131
Payable for shares redeemed	277,788
Net payable for foreign currency exchange contracts	14,490
Accrued expenses	49,533

TOTAL LIABILITIES		7,785,942

Net assets for 9,659,633 shares outstanding		$83,264,479

Net Assets Consist of:
Paid in capital		$100,103,042
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,789,876)
Accumulated net realized loss on investments and foreign currency transactions		(13,048,687)

TOTAL NET ASSETS		$83,264,479

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($72,866,713 ÷ 8,447,452 shares outstanding)		$8.63

Offering price per share (100/95.50 of $8.63)[1]		$9.04

Redemption proceeds per share		$8.63

Class B Shares:
Net asset value per share ($7,677,874 ÷ 895,169 shares outstanding)		$8.58

Offering price per share		$8.58

Redemption proceeds per share (94.50/100 of $8.58)[1]		$8.11

Class C Shares:
Net asset value per share ($2,719,892 ÷ 317,012 shares outstanding)		$8.58

Offering price per share		$8.58

Redemption proceeds per share (99.00/100 of $8.58)[1]		$8.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2000

Investment Income:
Interest			$6,330,119

Expenses:
Investment adviser fee		$762,425
Administrative personnel and services fee		185,000
Custodian fees		70,805
Transfer and dividend disbursing agent fees and expenses		68,859
Directors'/Trustees' fees		6,529
Auditing fees		15,648
Legal fees		5,740
Portfolio accounting fees		79,478
Distribution services fee--Class A Shares		223,070
Distribution services fee--Class B Shares		66,477
Distribution services fee--Class C Shares		26,811
Shareholder services fee--Class A Shares		223,070
Shareholder services fee--Class B Shares		22,159
Shareholder services fee--Class C Shares		8,937
Share registration costs		41,648
Printing and postage		40,257
Insurance premiums		1,408
Taxes		7,615
Miscellaneous		7,050

TOTAL EXPENSES		1,862,986

Waivers and Reimbursement:
Waiver of distribution services fee--Class A Shares	$(133,842)
Waiver of shareholder services fee--Class A Shares	(62,460)
Reimbursement of investment adviser fee	(164)

TOTAL WAIVERS AND REIMBURSEMENT		(196,466)

Net expenses			1,666,520

Net investment income			4,663,599

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(35,657,218)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			20,623,864

Net realized and unrealized loss on investments and foreign currency transactions			(15,033,354)

Change in net assets resulting from operations			$(10,369,755)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,663,599	$7,389,819
Net realized loss on investments and foreign currency transactions	(35,657,218)	(367,956)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	20,623,864	(21,719,038)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,369,755)	(14,697,175)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(234,064)	(5,581,917)
Class B Shares	(17,262)	(456,101)
Class C Shares	(7,051)	(216,077)
Distributions from paid in capital
Class A Shares	(1,861,678)	--
Class B Shares	(137,301)	--
Class C Shares	(56,081)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,313,437)	(6,254,095)

Share Transactions:
Proceeds from sale of shares	62,536,020	73,906,682
Net asset value of shares issued to shareholders in payment of distributions declared	504,025	1,764,920
Cost of shares redeemed	(97,230,630)	(82,977,579)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,190,585)	(7,305,977)

Change in net assets	(46,873,777)	(28,257,247)

Net Assets:
Beginning of period	130,138,256	158,395,503

End of period (including undistributed net investment income of $0 and $258,376, respectively)	$83,264,479	$130,138,256

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.68	$11.22	$10.65	$11.92	$11.38
Income From Investment Operations:
Net investment income	0.43 [2]	0.55 [2]	0.52 [2]	0.63 [2]	0.74 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.30)	(1.63)	0.53	(1.07)	0.67

TOTAL FROM INVESTMENT OPERATIONS	(0.87)	(1.08)	1.05	(0.44)	1.41

Less Distributions:
Distributions from net investment income	(0.02)	(0.46)	(0.48)	(0.83)	(0.87)
Distributions from paid in capital	(0.16)	--	--	--	--

TOTAL FROM DISTRIBUTIONS	(0.18)	(0.46)	(0.48)	(0.83)	(0.87)

Net Asset Value, End of Period	$ 8.63	$ 9.68	$11.22	$10.65	$11.92

Total Return[3]	(9.15%)	(9.87%)	10.22%	(3.70%)	13.27%

Ratios to Average Net Assets:

Expenses	1.55%	1.46%	1.33%	1.30%	1.30%

Net investment income	4.68%	5.19%	5.04%	5.83%	6.58%

Expense waiver/reimbursement[4]	0.22%	0.23%	0.24%	0.26%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$72,867	$115,155	$138,567	$180,415	$200,758

Portfolio turnover	116%	52%	37%	67%	92%

1 For year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999	[1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.66	$11.19	$10.62	$11.89	$11.36
Income From Investment Operations:
Net investment income	0.35	[2]	0.47	[2]	0.46	[2]	0.56	2	0.84	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.29)	(1.62)	0.51	(1.08)	0.48

TOTAL FROM INVESTMENT OPERATIONS	(0.94)	(1.15)	0.97	(0.52)	1.32

Less Distributions:
Distributions from net investment income	(0.01)	(0.38)	(0.40)	(0.75)	(0.79)
Distributions from paid in capital	(0.13)	--	--	--	--

TOTAL FROM DISTRIBUTIONS	(0.14)	(0.38)	(0.40)	(0.75)	(0.79)

Net Asset Value, End of Period	$ 8.58	$ 9.66	$11.19	$10.62	$11.89

Total Return[3]	(9.84%)	(10.47%)	9.45%	(4.43%)	12.41%

Ratios to Average Net Assets:

Expenses	2.27%	2.18%	2.05%	2.06%	2.11%

Net investment income	3.90%	4.47%	4.31%	5.06%	5.76%

Expense waiver/reimbursement[4]	--	0.01%	0.02%	--	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,678	$10,702	$13,174	$12,521	$8,641

Portfolio turnover	116%	52%	37%	67%	92%

1 For year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.67	$11.20	$10.63	$11.89	$11.36
Income From Investment Operations:
Net investment income	0.35 [2]	0.47 [2]	0.46 [2]	0.56 [2]	0.67 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.29)	(1.62)	0.51	(1.08)	0.64

TOTAL FROM INVESTMENT OPERATIONS	(0.94)	(1.15)	0.97	(0.52)	1.31

Less Distributions:
Distributions from net investment income	(0.02)	(0.38)	(0.40)	(0.74)	(0.78)
Distributions from paid in capital	(0.13)	--	--	--	--

TOTAL FROM DISTRIBUTIONS	(0.15)	(0.38)	(0.40)	(0.74)	(0.78)

Net Asset Value, End of Period	$ 8.58	$ 9.67	$11.20	$10.63	$11.89

Total Return[3]	(9.91%)	(10.46%)	9.42%	(4.42%)	12.31%

Ratios to Average Net Assets:

Expenses	2.27%	2.18%	2.05%	2.06%	2.09%

Net investment income	3.91%	4.47%	4.32%	5.10%	5.80%

Expense waiver/reimbursement[4]	--	0.01%	0.02%	--	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,720	$4,281	$6,654	$8,285	$14,976

Portfolio turnover	116%	52%	37%	67%	92%

1 For year ended November 30, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000

ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (formerly, Federated International Income Fund) (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund's objective is to obtain a total return on its assets.

Shareholders and the Board of Directors (the "Directors") approved a change in the name of the Fund as follows:

Effective Date	New Name
09/18/2000	Federated International Bond Fund

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. If no sale price on a recognized securities exchange is reported or if the security is traded over-the-counter, the security is valued according to the last reported bid price. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and net operating loss. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(27,211,354)	$31,874,952	$(4,663,598)

Paid in capital was reduced by $2,055,060 due to a tax return of capital.

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $13,048,687, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$4,500,269

2003	4,766,152

2008	3,782,266

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contract

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2000, the Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contract at Value	Unrealized Depreciation
Contracts Sold:

12/4/2000	1,157,467 EURO	$992,065	$1,006,533	$(14,468)

12/4/2000	682,052 Japanese Yen	6,127	6,149	(22)

UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(14,490)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market price are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, par value shares ($0.0001 per share) authorized were as follows:

Shares Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,615,806	$59,975,590	6,664,902	$69,874,962
Shares issued to shareholders in payment of distributions declared	36,842	350,397	123,821	1,305,383
Shares redeemed	(10,098,346)	(91,460,434)	(7,249,106)	(76,310,024)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,445,698)	$(31,134,447)	(460,383)	$(5,129,679)

Year Ended November 30	2000		1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	213,554	$1,946,486	268,296	$2,831,965
Shares issued to shareholders in payment of distributions declared	11,106	105,686	28,581	299,390
Shares redeemed	(437,145)	(3,989,707)	(366,388)	(3,775,564)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(212,485)	$(1,937,535)	(69,511)	$(644,209)

Year Ended November 30	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	68,231	$613,944	110,503	$1,199,755
Shares issued to shareholders in payment of distributions declared	5,041	47,942	15,290	160,147
Shares redeemed	(199,088)	(1,780,489)	(277,102)	(2,891,991)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(125,816)	$(1,118,603)	(151,309)	$(1,532,089)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,783,999)	$(34,190,585)	(681,203)	$(7,305,977)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company (FIMC), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The distributor has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $72,971,456 and 72,625,507, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$110,087,247

Sales	$137,135,303

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Line of Credit

Effective November 29, 1999, the Corporation entered into a $75,000,000 unsecured committed revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The LOC includes a commitment fee of 0.08% per annum on the daily unused portion. The Corporation did not make any borrowings under the LOC during the year ended November 30, 2000.

Effective November 28, 2000, the Corporation has agreed to convert the committed line to a $75,000,000 uncommitted, unsecured facility which is no longer subject to a commitment fee.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2000, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP,
Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Bond Fund (the "Fund") (one of the portfolios constituting the Federated International Series, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Bond Fund of Federated International Series, Inc. at November 30, 2000, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 23, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

HENRY A. FRANTZEN

Chief Investment Officer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

3010401 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund

A Portfolio of Federated International Series, Inc.

17TH ANNUAL REPORT

November 30, 2000

Established 1984

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated International
Equity Fund

President's Message

Dear Valued Shareholder:

Federated International Equity Fund was created in 1984, and I am pleased to present its 17th Annual Report. The fund's international stocks are selected for growth opportunities in large, successful corporations outside of the United States in both developed and emerging markets.1 The fund's ten largest holdings are not necessarily recognizable household names in the United States, however, they are all large capitalized corporations that are well-known in their own countries. The report's investment review gives a clear story on some of the fund's selections.

The fund has received a four-star Overall Morningstar Rating™ for its performance in the fiscal year ended November 30, 2000, in the international equity category out of 1,226 funds.2 Year 2000 total returns were negative, however, in 1999 and 1998, total returns were positive. I cite this performance to emphasize the value of holding the fund's shares for the long term.

This report covers the 12-month reporting period from December 1, 1999, through November 30, 2000. It begins with an interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Investment Management Corp. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international stock holdings, and third are the fund's financial statements.

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 MORNINGSTAR propriety ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. The Overall Morningstar Rating™ is a weighted average of the fund's 3-, 5-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. Treasury bill returns. The top 10% of funds in a broad asset class receives 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the next 10% receive 1 star. Ratings are for Class A Shares. For the fund's 3-, 5-, and 10-year period, as of 11/30/00, the fund received 4, 4 and 3 stars, out of 1226, 755 and 153 funds, respectively for Class A Shares. Performance for the other classes may be different. Source: Morningstar, Inc.©, 2000. Morningstar does not guarantee the accuracy of this information. Past performance is no guarantee of future results. Morningstar is not affiliated with Federated Investors.

As of November 30, 2000, the fund's $654 million portfolio was invested in 20 countries on 5 continents across over 100 securities. The fund's largest handicap over the year has been its weighting in technology, media and telecommunications ("TMT") stocks.3 Our TMT investments, which allowed the fund to significantly outperform its peers last year, was a detriment in 2000. Negative sentiment and extreme valuations in the Nasdaq Composite Index4 resulted in a major correction in TMT stocks globally. Looking forward, we believe the fund is better diversified across sectors with a significantly lower weighting in TMT. Looking towards 2001 and anticipating increased market volatility, we believe stock selection will be critical. Our proven track record in finding good companies trading at attractive valuations should bode well.

Individual share class total return performance for the 12-month reporting period, including realized gains, follows.5

	Net Asset Value Change	Capital Gains	Total Return
Class A Shares	$29.16 to $22.14 = (24.07%)	$3.405	(14.69%)
Class B Shares	$27.87 to $20.86 = (25.15%)	$3.405	(15.41%)
Class C Shares	$27.50 to $20.59 = (25.13%)	$3.405	(15.24%)

Thank you for joining the growing number of Federated International Equity Fund shareholders who have diversified their equity assets internationally and entrusted this fund with more than $658 million in net assets. I recommend that shareholders add to their investment accounts on a regular basis, using the dollar-cost averaging method of investing, to take advantage of price fluctuations.6

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

3 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

4 The Nasdaq Composite Index is an unmanaged index that measures all Nasdaq and non-U.S.-based common stocks listed on the Nasdaq Stock Market. Investments cannot be made in an index.

5 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (19.39%), (19.53%), and (15.98%), respectively.

6 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Alexandre de
Bethmann

Vice President

Federated Global Investment Management Corp.

Investment Review

Overall, it was a difficult year for the international equity marketplace. What are your comments?

International equity markets as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MCSI-EAFE Index")1 showed a (17.1%) total return year-to-date and (9.67%) 12-month total return in U.S. dollars ("USD").

The countries and sectors with the largest losses measured in USD as of November 30, 2000 were:

Country Specific:	YTD	1 Year
Germany	(22.2%)	(8.9%)
Hong Kong	(22.5%)	(15.7%)
Japan	(23.5%)	(18.8%)
Singapore	(28.2%)	(19.5%)
Sweden	(23.7%)	(9.6%)

Sector Specific:	YTD	1 Year
Retailing	(32.3%)	(23.8%)
Software & Services	(51.5%)	(36.7%)
Technology Equipment	(29.3%)	(14.4%)
Telecommunication Services	(28.2%)	(33.5%)

The major downward trends for the year were due to the combined effects of the global correction of many technology, media, and telecommunications ("TMT") stocks coupled with a realization of U.S. economic slowdown. The scenario of high TMT valuations, plus earnings risk, resulted in significant underperformance in TMT-related stocks for 2000. Other negative contributors included the weak euro and yen relative the U.S. dollar, higher oil prices, and a weaker economic outlook in Japan.

1 The MCSI-EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

In this environment, how did the fund perform during the 12-month reporting period compared to its benchmarks?

For the fiscal year ended November 30, 2000, the fund's Class A, B and C Shares produced total returns, based on net asset value, of (14.69%), (15.41%) and (15.24%), respectively.2 These returns lagged the (9.67%) net total return in USD of the MCSI-EAFE Index for the same reporting period. Additionally, the returns for Class A, B and C Shares also lagged the (8.92%) average total return of the 678 international equity funds tracked by Lipper Analytical Services, Inc.3

What were the major influences on the fund's underperformance?

The fund's underperformance during this reporting period is directly attributable to our overweight stance in TMT stocks (58.7% of net assets as of 12/31/99). As of November 30, 2000, we have reduced our TMT exposure to 28.3%.

Other negative contributors included: Nortel Networks, a telecommunications equipment company; Adva Optical, a small-cap German telecommunication equipment company; and SSL International, a health care equipment company based in Sweden.

European stocks that made a positive contribution to the fund's performance included: Alcatel, a French telecommunication equipment company; Diageo, a global consumer goods company based in the United Kingdom; Royal Bank of Scotland, a commercial bank in the United Kingdom; and Manulife, a life insurance company based in Canada.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (19.39%), (19.53%), and (15.98%), respectively.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.

How were the fund's assets diversified at the end of the 12-month reporting period and what were the fund's top 10 holdings?

As of November 30, 2000, the fund's assets were invested across 20 countries with 23.41% invested in the United Kingdom. Details on the fund's country and regional weightings, along with the fund's top ten holdings as of November 30, 2000, follow:

Country	Percentage of Net Assets
United Kingdom	23.41%
Japan	13.76%
France	13.29%
Germany	7.77%
Canada	7.08%
Switzerland	4.04%
Hong Kong	3.77%
Netherlands	3.44%
Australia	2.68%
Denmark	2.59%
Sweden	1.77%
Norway	1.54%
Ireland	1.49%
Spain	1.16%
Mexico	1.09%
Singapore	0.80%
Taiwan	0.59%
Israel	0.46%
Brazil	0.43%
Italy	0.40%

Region	Percentage of Net Assets
Europe	60.90%
Asia Pacific	21.60%
North America	7.08%
Latin America	1.52%
Mid-East/Africa	0.46%

Top ten fund holdings (as of November 30, 2000):

Name	Country	Percentage of Net Assets
Zurich Financial Services AG	Switzerland	2.20%
Energis PLC	United Kingdom	1.92%
Axa	France	1.88%
Bouygues SA	France	1.82%
Novo-Nordisk, Class B	Denmark	1.59%
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	1.51%
Elan Corp. PLC, ADR	Ireland	1.49%
Royal Bank of Scotland Group PLC	United Kingdom	1.46%
Whitbread PLC	United Kingdom	1.39%
Alcatel	France	1.32%
TOTAL		16.58%

What were some of your recent purchases for the fund?

During the reporting period, notable additions to the fund include:

Bandai Co., Ltd. (1.22% of net assets) is a general toy manufacturer in Japan.

Cadbury Schweppes PLC (0.71% of net assets) manufactures and sells beverages and confectionery products globally and is located in the United Kingdom.

Diageo PLC (1.15% of net assets) has global operations in food, alcoholic beverages, fast food restaurants and property management and is located in the United Kingdom.

Ergo Versicherungs Gruppe AG (1.03% of net assets) offers insurance to business and individual customers in Europe and is based in Germany.

As we leave what has been a difficult year for the fund, what is your outlook and strategy?

We continue to stress that stock selection remains a critical part of our investment process. We will continue to purchase the stocks of financially strong companies trading at reasonable valuations. Finally, this diversified portfolio composition makes us well positioned going into 2001.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $17,000 in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $125,089 on 11/30/00. You would have earned a 13.03%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

[Graphic Representation Omitted - See Appendix]

As of 12/31/00, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (30.30%), 11.91%, and 9.58%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (9/28/94) total returns were (30.53%), 12.01% and 9.41%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/1/93) total returns were (27.50%), 12.33%, and 11.30%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charges; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 16 years (reinvesting all dividends and capital gains) grew to $42,839.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $17,000 but your account would have reached a total value of $42,839 1 by 11/30/00. You would have earned an average annual total return of 10.32%.

A practical investment plan helps you pursue long-term capital growth through a diversified portfolio primarily invested in equity securities of non-U.S. issuers. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile:

Dan and Gigi Hardwick are a two-income suburban couple who, like many others, want to be able to afford their present lifestyle after they retire.

They decided an international stock fund, though possibly volatile in the short-term, offered excellent opportunities for long-term growth. They invested $10,000 in Federated International Equity Fund (Class A Shares) on August 17, 1984 and have invested $5,000 every August since.

By November 30, 2000, they were pleased to see that their $90,000 investment had grown to $252,589 for an average annual total return of 10.87%. Gigi's already picturing a long Mediterranean cruise to celebrate their retirement.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Federated International Equity Fund--
Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1990 to November 30, 2000 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE).2

Average Annual Total Return[3] for the Period Ended 11/30/2000
1 Year	(19.39%)
5 Years	11.97%
10 Years	9.28%
Start of Performance (8/17/1984)	13.03%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. As of October 1, 1994 the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Federated International Equity Fund--
Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 2000 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE).2

Average Annual Total Return[3] for the Period Ended 11/30/2000
1 Year	(19.53%)
5 Years	12.05%
Start of Performance (9/28/1994)	9.01%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Federated International Equity Fund--
Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class C Shares) (the "Fund") from April 1, 1993 (start of performance) to November 30, 2000 compared to the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI-EAFE).2

Average Annual Total Returns[3] for the Period Ended 11/30/2000
1 Year	(15.98%)
5 Years	12.38%
Start of Performance (4/1/1993)	10.99%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Portfolio of Investments

November 30, 2000

Shares			Value in U.S. Dollars
		COMMON STOCKS--90.9%
		Australia--2.7%
341,289		Broken Hill Proprietary Co. Ltd.	$3,498,870
1,796,085		Fosters Brewing Gr	4,428,847
488,862		News Corp. Ltd.	4,349,461
92,000		News Corp. Ltd., ADR	3,208,500
503,451	[1]	Securenet Ltd.	2,195,228

		TOTAL	17,680,906

		Brazil--0.4%
127,600		Unibanco GDR	2,839,100

		Canada--7.1%
162,517	[1]	Anderson Exploration Ltd.	2,979,390
59,400		Barrick Gold Corp.	893,611
436,650		Bombardier, Inc., Class B	6,341,449
62,714	[1]	C-MAC Industries	2,593,513
31,761	[1]	Celestica, Inc.	1,671,305
112,519	[1]	Descartes Systems Group, Inc.	2,725,957
230,970		Manulife Financial Corp.	5,994,239
303,926	[1]	Micrologix Biotech, Inc.	1,009,458
567,959	[1]	Mosaic Group, Inc.	4,420,130
212,675		Nortel Networks Corp.	7,977,910
175,169		Quebecor World, Inc.	3,992,781
196,023		Talisman Energy, Inc.	5,955,372

		TOTAL	46,555,115

		Denmark--2.6%
383,023		GN Store Nord AS	5,359,839
54,112		Novo-Nordisk, Class B	10,474,839
64,520	[1]	Novozymes A/S, Class B	1,188,768

		TOTAL	17,023,446

		France--13.3%
88,294		Axa	12,361,655
175,336		Alcatel	8,690,915
327,448		Alstom	7,688,217
109,356		Aventis SA	8,572,902
273,209		Bouygues SA	11,997,919
35,314		Cap Gemini SA	4,879,669
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		France--continued
20,936		Eridania Beghin SA	$2,093,684
71,219		France Telecom SA	5,976,442
50,994		Suez Lyonnaise des Eaux	8,633,851
95,820		Thomson CSF	4,166,254
32,420		Total Fina Elf	4,632,017
186,974	[1]	Vivendi Environment	7,723,148

		TOTAL	87,416,673

		Germany, Federal Republic of--7.1%
94,000		Adidas AG	5,333,692
16,060		Allianz AG Holding	5,538,827
112,107		Baader Wertpapierhandelsbank AG	1,754,789
52,921	[1]	Babcock Borsig AG	2,192,858
149,434		Deutsche Post AG	2,884,841
153,228		Dresdner Bank AG, Frankfurt	5,657,671
48,617		Ergo Versicherungs Gruppe AG	6,768,603
30,511		Muenchener Rueckversicherungs-Gesellschaft AG	9,915,145
126,075		Schering AG	6,871,911

		TOTAL	46,918,337

		Hong Kong--3.8%
1,393,000		Cathay Pacific Airways	2,473,515
684,600		Cheung Kong	7,701,898
148,540	[1]	China Mobile (Hong Kong) Ltd., ADR	3,936,310
6,567,000		Computer and Technologies Holdings Ltd.	3,957,115
2,442,500	[1]	MTR Corp. Ltd.	3,742,107
545,000		Television Broadcasts Ltd.	2,955,634

		TOTAL	24,766,579

		Ireland--1.5%
182,200	[1]	Elan Corp. PLC, ADR	9,827,413

		Israel--0.5%
51,687	[1]	Card-Guard Scientific Survival Ltd.	3,035,685

		Italy--0.4%
216,700		Bulgari SPA	2,625,002

		Japan--13.7%
544,000		Amada Co., Ltd.	4,438,314
200,300		Bandai Co., Ltd.	8,017,417
157,300		Capcom Co., Ltd.	5,629,759
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
160,900		Familymart Co.	$4,134,009
178,400		Katokichi Co., Ltd.	4,599,720
51,800		Konami Co., Ltd.	3,479,017
47,000		Kyocera Corp.	6,143,791
1,219,000		Mitsubishi Heavy Industries Ltd.	5,318,873
186		NTT DoCoMo, Inc.	4,745,368
557,400		Nikko Securities Co. Ltd.	4,266,239
102,000		Nippon Electric Glass Co., Ltd.	2,565,517
823		Nippon Telegraph & Telephone Corp.	7,085,553
82,600		Sony Corp.	6,225,251
337,000		Sumitomo Electric Industries	5,757,178
86,200		Takeda Chemical Industries	5,330,917
330,800		Tokyo Electric Power Co.	7,813,351
1,226,000		Toray Industries, Inc.	4,896,263

		TOTAL	90,446,537

		Mexico--1.1%
153,375		Telefonos de Mexico, Class L, ADR	7,189,453

		Netherlands--3.4%
6,800		ABN-AMRO Holdings NV	142,510
107,092		Koninklijke Ahold NV	3,430,806
144,540		Koninklijke (Royal) Philips Electronics NV	4,777,552
158,991		KLM Royal Dutch Airlines	3,007,124
65,971		Unilever NV	4,067,418
90,506		Van der Moolen Holding NV	7,209,288

		TOTAL	22,634,698

		Norway--1.5%
202,964	[1]	Petroleum Geo-Services ASA, ADR	2,245,289
116,465		Smedvig ASA, Class A	878,498
374,850		Smedvig ASA, Class B	2,564,948
245,300		Tomra Systems ASA	4,414,295

		TOTAL	10,103,030

		Singapore--0.8%
734,600		United Overseas Bank Ltd.	5,276,757

		Spain--1.2%
395,741		Altadis SA	5,743,636
116,200		Endesa SA	1,878,473

		TOTAL	7,622,109

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Sweden--1.8%
339,696	[1]	AU-System AB	$1,826,141
463,750	[1]	Readsoft AB, Class B	2,539,198
634,930		Telefonaktiebolaget LM Ericsson, Class B	7,237,380

		TOTAL	11,602,719

		Switzerland--4.0%
72,323	[1]	ABB Ltd.	6,579,740
9,640		Clariant AG	2,853,089
4,723		Publicitas Holding SA	2,692,330
26,819		Zurich Financial Services AG	14,454,186

		TOTAL	26,579,345

		Taiwan, Province of China--0.6%
1,436,000	[1]	Taiwan Semiconductor Manufacturing Co.	3,891,069

		Thailand--0.0%
30,825		Siam City Bank Public Co. Ltd.	0

		United Kingdom--23.4%
885,835		Arriva PLC	3,298,796
1,001,030		BAA PLC	8,551,118
1		Bank of Ireland	5
712,285	[1]	Biocompatibles International PLC	3,543,424
1,279,960		British Aerospace PLC	6,585,766
651,561		British American Tobacco PLC	4,639,745
1,825,185		British Energy PLC	6,602,311
263,840		CMG PLC	3,300,081
566,433		Cable & Wireless PLC	7,020,473
668,267		Cadbury Schweppes PLC	4,668,473
725,954		Diageo PLC	7,553,035
585,616		eMAP PLC	6,492,454
887,723	[1]	Eidos PLC	2,561,385
2,765,150		Electronics Boutique PLC	2,043,729
1,981,131	[1]	Energis PLC	12,657,392
1,777,559		Invensys PLC	4,333,008
850,738		Misys PLC	6,009,711
537,520		Railtrack Group PLC	7,235,123
2,074,479		Rank Group PLC	5,218,956
570,417		Reckitt Benckiser PLC	7,264,434
2,315,635		Rentokil Initial PLC	6,385,180
2,354,711		Rolls-Royce PLC	6,827,616
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United Kingdom--continued
442,923		Royal Bank of Scotland Group PLC	$9,128,461
400,500	[1]	Royal Bank of Scotland Group PLC	461,093
187,373	[1]	Shire Pharmaceuticals Group PLC	2,958,846
225,215		Smithkline Beecham Corp.	2,943,407
1,907,284		Vodafone Group PLC	6,540,094
1,146,429		Whitbread PLC	9,112,856

		TOTAL	153,936,972

		TOTAL COMMON STOCKS (IDENTIFIED COST $601,869,413)	597,970,945

		PREFERRED STOCKS--0.6%
		Germany, Federal Republic of--0.6%
69,734		Henkel KGAA, Pfd. (identified cost $4,123,515)	4,196,942

		MUTUAL FUND--7.9%
51,656,354		Prime Value Obligations Fund, Class IS (at net asset value)	51,656,354

		TOTAL INVESTMENTS (IDENTIFIED COST $657,649,282)[2]	$653,824,241

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $682,445,329. The net unrealized depreciation of investments on a federal tax basis amounts to $28,621,088 which is comprised of $23,232,649 appreciation and $51,853,737 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($657,613,657) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000

Assets:
Total investments in securities, at value (identified cost $657,649,282)		$653,824,241
Cash denominated in foreign currencies (cost $16,974,608)		16,616,875
Income receivable		1,143,201
Receivable for investments sold		17,634,451
Receivable for shares sold		1,752,813
Net receivable for foreign currency exchange transactions		4,030

TOTAL ASSETS		690,975,611

Liabilities:
Payable for investments purchased	$17,718,627
Payable for shares redeemed	15,092,768
Payable to Bank	50
Accrued expenses	550,509

TOTAL LIABILITIES		33,361,954

Net assets for 30,222,438 shares outstanding		$657,613,657

Net Assets Consist of:
Paid in capital		$637,812,132
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(4,250,320)
Accumulated net realized gain on investments and foreign currency transactions		23,850,271
Undistributed net investment income		201,574

TOTAL NET ASSETS		$657,613,657

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($486,557,752 ÷ 21,975,449 shares outstanding)		$22.14

Offering Price Per Share (100/94.50 of $22.14)[1]		$23.43

Redemption Proceeds Per Share		$22.14

Class B Shares:
Net Asset Value Per Share ($97,339,318 ÷ 4,666,913 shares outstanding)		$20.86

Offering Price Per Share		$20.86

Redemption Proceeds Per Share (94.50/100 of $20.86)[1]		$19.71

Class C Shares:
Net Asset Value Per Share ($73,716,587 ÷ 3,580,076 shares outstanding)		$20.59

Offering Price Per Share		$20.59

Redemption Proceeds Per Share (99.00/100 of $20.59)[1]		$20.38

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $679,379)		$4,451,959
Interest		5,451,094

TOTAL INCOME		9,903,053

Expenses:
Investment adviser fee	$6,917,325
Administrative personnel and services fee	520,863
Custodian fees	401,560
Transfer and dividend disbursing agent fees and expenses	555,470
Directors'/Trustees' fees	7,414
Auditing fees	49,284
Legal fees	12,243
Portfolio accounting fees	158,396
Distribution services fee--Class B Shares	719,361
Distribution services fee--Class C Shares	489,279
Shareholder services fee--Class A Shares	1,326,392
Shareholder services fee--Class B Shares	239,787
Shareholder services fee--Class C Shares	163,093
Share registration costs	120,297
Printing and postage	84,637
Insurance premiums	1,631
Taxes	51,199
Miscellaneous	22,143

TOTAL EXPENSES	11,840,374

Reimbursement of investment adviser fee	(5,105)

Net expenses		11,835,269

Net operating loss		(1,932,216)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $87,668)		29,975,552
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency		(155,528,947)

Net realized and unrealized loss on investments and foreign currency transactions		(125,553,395)

Change in net assets resulting from operations		$(127,485,611)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,932,216)	$(2,239,711)
Net realized gain on investments and foreign currency transactions	29,975,552	60,509,183
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(155,528,947)	116,382,614

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(127,485,611)	174,652,086

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(46,146,649)	(13,010,842)
Class B Shares	(7,799,388)	(2,814,398)
Class C Shares	(5,260,522)	(1,125,756)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,206,559)	(16,950,996)

Share Transactions:
Proceeds from sale of shares	3,131,171,290	709,047,839
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI International Fund	8,412,940	--
Net asset value of shares issued to shareholders in payment of distributions declared	44,983,947	14,175,113
Cost of shares redeemed	(2,834,242,725)	(608,937,658)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	350,325,452	114,285,294

Change in net assets	163,633,282	271,986,384

Net Assets:
Beginning of period	493,980,375	221,993,991

End of period	$657,613,657	$493,980,375

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$29.16	$19.56	$17.93	$17.32	$17.89
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)[2]	(0.12)[2]	(0.01)[2]	0.04 [2]	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.58)	11.20	2.99	0.95	1.38

TOTAL FROM INVESTMENT OPERATIONS	(3.61)	11.08	2.98	0.99	1.41

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.09)
Distributions from net realized gain on investments and foreign currency transactions	(3.41)	(1.48)	(1.35)	(0.38)	(1.89)

TOTAL DISTRIBUTIONS	(3.41)	(1.48)	(1.35)	(0.38)	(1.98)

Net Asset Value, End of Period	$22.14	$29.16	$19.56	$17.93	$17.32

Total Return[3]	(14.69%)	61.10%	17.78%	5.89%	8.63%

Ratios to Average Net Assets:

Expenses	1.54%	1.67%	1.63%	1.71%	1.68%

Net investment income (net operating loss)	(0.11%)	(0.57%)	(0.06%)	0.23%	0.15%

Expense waiver/reimbursement[4]	0.00%[5]	--	--	0.10%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$486,558	$389,592	$172,160	$134,858	$172,938

Portfolio turnover	283%	297%	243%	210%	119%

1 For the year ended November 30, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

5 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$27.87	$18.89	$17.48	$17.04	$17.70
Income From Investment Operations:
Net operating loss	(0.22)[2]	(0.26)[2]	(0.16)[2]	(0.10)[2]	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.38)	10.72	2.92	0.92	1.26

TOTAL FROM INVESTMENT OPERATIONS	(3.60)	10.46	2.76	0.82	1.23

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.00)[3]
Distributions in excess of net investment income	--	--	--	(0.00)[3]	--
Distributions from net realized gain on investments and foreign currency transactions	(3.41)	(1.48)	(1.35)	(0.38)	(1.89)

TOTAL DISTRIBUTIONS	(3.41)	(1.48)	(1.35)	(0.38)	(1.89)

Net Asset Value, End of Period	$20.86	$27.87	$18.89	$17.48	$17.04

Total Return[4]	(15.41%)	59.90%	16.92%	4.97%	7.59%

Ratios to Average Net Assets:

Expenses	2.29%	2.42%	2.38%	2.56%	2.58%

Net operating loss	(0.85%)	(1.28%)	(0.84%)	(0.59%)	(0.74%)

Expense waiver/reimbursement[5]	0.00%[6]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$97,339	$62,786	$35,689	$23,629	$16,707

Portfolio turnover	283%	297%	243%	210%	119%

1 For the year ended November 30, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Per share does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$27.50	$18.66	$17.28	$16.85	$17.50
Income From Investment Operations:
Net operating loss	(0.21%)[2]	(0.26)[2]	(0.16)[2]	(0.11)[2]	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.29)	10.58	2.89	0.92	1.34

TOTAL FROM INVESTMENT OPERATIONS	(3.50)	10.32	2.73	0.81	1.24

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.00)[3]
Distributions from net realized gain on investments and foreign currency transactions	(3.41)	(1.48)	(1.35)	(0.38)	(1.89)

TOTAL DISTRIBUTIONS	(3.41)	(1.48)	(1.35)	(0.38)	(1.89)

Net Asset Value, End of Period	$20.59	$27.50	$18.66	$17.28	$16.85

Total Return[4]	(15.24%)	59.89%	16.94%	4.96%	7.75%

Ratios to Average Net Assets:

Expenses	2.29%	2.42%	2.38%	2.56%	2.57%

Net operating loss	(0.82%)	(1.27%)	(0.83%)	(0.67%)	(0.72%)

Expense waiver/reimbursement[5]	0.00%[6]	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$73,717	$41,602	$14,145	$8,841	$7,580

Portfolio turnover	283%	297%	243%	210%	119%

1 For the year ended November 30, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount based on average outstanding shares.

3 Per share does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000

ORGANIZATION

Federated International Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective is to obtain a total return on its assets.

On September 5, 2000, the Fund acquired all the net assets of Investment Advisers Inc. (IAI) International Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI International Fund Net Assets Received	Unrealized Depreciation	[1]
322,954	$8,412,940	$(538,032)

Net Assets of the Fund Prior to Combination	Net Assets of IAI International Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$724,041,336	$8,412,940	$732,454,276

1 Unrealized depreciation is included in the IAI International Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over the counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and net operating loss. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(278,214)	$(2,215,501)	$2,493,715

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:

12/4/2000	556,292 British Pound Sterling	$ 791,046	$ 790,685	$ (361)

12/6/2000	839,443 British Pound Sterling	1,191,808	1,193,143	1,335

Contracts Sold:

12/4/2000	339,268 EURO	294,858	295,028	(170)

12/5/2000	693,815 British Pound Sterling	989,380	986,154	3,226

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$4,030

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	97,647,365	$2,704,293,519	28,803,985	$619,264,555
Shares issued in connection with the tax-free acquisition of assets from the IAI International Fund	322,954	8,412,940	--	--
Shares issued to shareholders in payment of distributions declared	1,271,892	34,993,768	585,524	10,747,160
Shares redeemed	(90,624,979)	(2,517,135,227)	(24,833,477)	(536,713,187)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,617,232	$230,565,000	4,556,032	$93,298,528

Year Ended November 30	2000		1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,467,929	$95,630,958	1,370,586	$28,176,266
Shares issued to shareholders in payment of distributions declared	279,405	7,309,027	151,016	2,668,485
Shares redeemed	(1,333,576)	(36,117,945)	(1,157,903)	(23,656,978)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,413,758	$66,822,040	363,699	$7,187,773

Year Ended November 30	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,764,265	$331,246,813	3,038,188	$61,607,018
Shares issued to shareholders in payment of distributions declared	103,965	2,681,152	43,548	759,468
Shares redeemed	(10,801,054)	(280,989,553)	(2,326,842)	(48,567,493)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,067,176	$52,938,412	754,894	$13,798,993

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,098,166	$350,325,452	5,674,625	$114,285,294

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company (FIMC), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$1,903,323,403

Sales	$1,666,061,442

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of industries was as follows:

Industry	Percentage of Net Assets
Banking	3.57%
Capital Goods	11.17%
Commercial Services & Supplies	0.97%
Consumer Durables & Apparel	2.43%
Diversified Financials	10.78%
Energy	5.41%
Food & Drug Retailing	1.15%
Food Beverage & Tobacco	5.75%
Health Care Equipment & Services	1.00%
Hotel Restaurant & Leisure	2.18%
Household & Personal Products	1.10%
Insurance	7.46%
Materials	2.66%
Media	3.60%
Pharmaceuticals & Biotechnology	7.30%
Real Estate	1.17%
Retailing	0.31%
Software & Services	6.62%
Technology Hardware & Services	7.35%
Telecommunication	10.21%
Transportation	4.74%
Utilities	2.49%

LINE OF CREDIT

Effective November 29, 1999, the Corporation entered into a $75,000,000 unsecured committed revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The LOC includes a commitment fee of 0.08% per annum on the daily unused portion. The Corporation did not make any borrowings under the LOC during the year ended November 30, 2000.

Effective November 28, 2000, the Corporation has agreed to convert the committed line to a $75,000,000 uncommitted, unsecured facility which is no longer subject to a commitment fee.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $20,364,373 as long-term capital gain dividends for the year ended November 30, 2000.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Equity Fund (the "Fund") (one of the portfolios constituting the Federated International Series, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Equity Fund of Federated International Series, Inc. at November 30, 2000, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 23, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

HENRY A. FRANTZEN

Chief Investment Officer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00267-01 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

                     FEDERATED INTERNATIONAL SERIES, INC APPENDIX

FEDERATED INTERNATIONAL EQUITY FUND APPENDIX

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 8/17/84 to 11/30/00.
The "y" axis is measured in increments of $43,750 ranging from $0 to $175,000 and indicates that the ending value of hypothetical initial investment of
$17,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $125,089 on 11/30/00.

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 8/17/84 to 11/30/00.
The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $42,839 on 11/30/00.

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 8/17/84 to 11/30/00.
The "y" axis is measured in increments of $72,000 ranging from $0 to $360,000 and indicates that the ending value of a hypothetical initial investment of
$10,000 and subsequent yearly investments of $5,000 over 16 years in the fund's
Class A Shares would have grown to $252,589 on 11/30/00.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Federated International Equity Fund., (the "Fund") based on a 5.50%
sales charge are represented by a solid line. The Morgan Stanley International
Europe Australasia Far East Index (the "MSCI-EAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, and the MSCI-EAFE. The "x" axis reflects computation periods from 11/30/90 to
11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A
Shares, based on a 5.50% sales charge, as compared to the MSCI-EAFE. The ending values were $25,696, and $20,394, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class A Shares Average
Annual Total Returns for the one-year, five-year and 10-year periods ended
11/30/00 and from the start of performance of the Fund's Class A Shares
(8/17/84) to 11/30/00. The total returns were (19.39)%, 11.97%, 9.28% and
13.03%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of Federated International Equity Fund., (the "Fund") are represented by a solid line. The Morgan Stanley International Europe Australasia Far East Index
(the "MSCI-EAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the Fund, and the MSCI-EAFE. The "x" axis reflects computation periods from 9/2/94 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class B Shares, as compared to the
MSCI-EAFE. The ending values were $17,033, and $15,003, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class B
Shares Average Annual Total Returns for the one-year and five-year periods ended
11/30/00 and from the start of performance of the Fund's Class B Shares
(9/28/94) to 11/30/00. The total returns were (19.53)%, 12.05% and 9.01%, respectively.

 .

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C
Shares of Federated International Equity Fund., (the "Fund") based on a 1.00%
contingent deferred sales charge are represented by a solid line. The Morgan
Stanley International Europe Australasia Far East Index (the "MSCI-EAFE") is
represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
C Shares of the Fund, and the MSCI-EAFE. The "x" axis reflects computation periods from 4/1/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C Shares, based on a 1.00% contingent deferred sales charge, as compared to the MSCI-EAFE. The ending values were $22,243 and
$21,030, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class C Shares Average Annual Total Returns
for the one-year and five-year periods ended 11/30/00 and from the start of performance of the Fund's Class C Shares (4/1/93) to 11/30/00. The total returns were (15.98)%, 12.38% and 10.99%, respectively.

FEDERATED INTERNATIONAL BOND FUND APPENDIX

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Federated International Bond Fund., (the "Fund") based on a 4.50%
sales charge are represented by a solid line. The J.P. Morgan Global Government
Bond Non-U.S. Index (the "JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, and the JPMGXUS. The
"x" axis reflects computation periods from 6/4/91 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 4.50%
sales charge, as compared to the JPMFXUS. The ending values were $15,210, and
$18,728, respectively. The legend in the upper quadrant of the graphic presentation indicates the Fund's Class A Shares Average Annual Total Returns
for the one-year and five-year periods ended 11/30/00 and from the start of performance of the Fund's Class A Shares (6/4/91) to 11/30/00. The total returns were (13.27)%, (1.23)% and 4.52%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of Federated International Bond Fund., (the "Fund") are represented by a solid line. The J.P. Morgan Global Government Bond Non-U.S. Index (the
"JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the Fund, and the JPMGXUS. The "x" axis reflects computation periods from 9/28/94 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class B Shares, as compared to the
JPMFXUS. The ending values were $11,208, and $12,784, respectively. The legend in the upper quadrant of the graphic presentation indicates the Fund's Class B
Shares Average Annual Total Returns for the one-year and five-year periods ended
11/30/00 and from the start of performance of the Fund's Class B Shares (6/4/91)
to 11/30/00. The total returns were (14.73)%, (1.36)% and 1.86%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C
Shares of Federated International Bond Fund., (the "Fund") based on a 1.00%
contingent deferred sales charge are represented by a solid line. The J.P.
Morgan Global Government Bond Non-U.S. Index (the "JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the Fund, and the JPMGXUS. The "x" axis reflects computation periods from 4/1/93 to
11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C
Shares, based on a 1.00% contingent deferred sales charge, as compared to the
JPMFXUS. The ending values were $12,874, and $14,497, respectively. The legend in the upper quadrant of the graphic presentation indicates the Fund's Class C
Shares Average Annual Total Returns for the one-year and five-year periods ended
11/30/00 and from the start of performance of the Fund's Class C Shares (4/1/93)
to 11/30/00. The total returns were (10.79)%, (1.07)% and 3.35%, respectively.